Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2019
Registrant Name	Lattice Strategies Trust
Entity Central Index Key	0001605803
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 28, 2020
Document Effective Date	Jan. 28, 2020
Prospectus Date	Jan. 28, 2020
Hartford Multifactor Developed Markets (ex-US) ETF | Hartford Multifactor Developed Markets (ex-US) ETF
Prospectus:
Trading Symbol	RODM
Hartford Multifactor Diversified International ETF | Hartford Multifactor Diversified International ETF
Prospectus:
Trading Symbol	RODE
Hartford Multifactor Emerging Markets ETF | Hartford Multifactor Emerging Markets ETF
Prospectus:
Trading Symbol	ROAM
Hartford Multifactor Low Volatility US Equity ETF | Hartford Multifactor Low Volatility US Equity ETF
Prospectus:
Trading Symbol	LVUS
Hartford Multifactor REIT ETF | Hartford Multifactor REIT ETF
Prospectus:
Trading Symbol	RORE
Hartford Multifactor Small Cap ETF | Hartford Multifactor Small Cap ETF
Prospectus:
Trading Symbol	ROSC
Hartford Multifactor US Equity ETF | Hartford Multifactor US Equity ETF
Prospectus:
Trading Symbol	ROUS